Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 3,033	$ 2,738
Service cost	12	12	$ 12
Interest cost	67	75
Actuarial (gains) losses	(140)	276
Additions through business combinations	0	1
Settlements and curtailments	(2)	(1)	(3)
Plan amendments	0	(1)
Benefits paid	(139)	(146)
Foreign currency translation	(48)	79
Projected benefit obligation at end of the period	2,783	3,033	2,738
Fair value of plan assets at beginning of the period	1,694	1,600
Return on plan assets	36	42
Actuarial gains (losses)	123	77
Employer contributions	85	81
Benefits paid	(139)	(146)
Foreign currency translation	(15)	40
Fair value of plan assets at end of the period	1,784	1,694	1,600
Net projected liability in the statement of financial position	999	1,339
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	2,928	2,651
Service cost	9	10	10
Interest cost	62	70
Actuarial (gains) losses	(134)	258
Additions through business combinations	0	1
Settlements and curtailments	(1)	0	(3)
Plan amendments	0	(2)
Benefits paid	(132)	(140)
Foreign currency translation	(47)	80
Projected benefit obligation at end of the period	2,685	2,928	2,651
Fair value of plan assets at beginning of the period	1,693	1,599
Return on plan assets	36	42
Actuarial gains (losses)	123	77
Employer contributions	78	75
Benefits paid	(132)	(140)
Foreign currency translation	(15)	40
Fair value of plan assets at end of the period	1,783	1,693	1,599
Net projected liability in the statement of financial position	902	1,235
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	105	87
Service cost	3	2	2
Interest cost	5	5
Actuarial (gains) losses	(6)	18
Settlements and curtailments	(1)	(1)
Plan amendments	0	1
Benefits paid	(7)	(6)
Foreign currency translation	(1)	(1)
Projected benefit obligation at end of the period	98	105	87
Fair value of plan assets at beginning of the period	1	1
Employer contributions	7	6
Benefits paid	(7)	(6)
Fair value of plan assets at end of the period	1	1	$ 1
Net projected liability in the statement of financial position	$ 97	$ 104